Schedule of lease costs (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease costs	$ 1,123,046	$ 1,168,188
Short-term lease costs	141,889	80,217
Finance lease costs:
Depreciation		2,938
Interest on finance lease liabilities		406
Total lease costs	$ 1,264,935	$ 1,251,749